Details of Cash From Operating Activities - Components of Cash, Cash Equivalents and Restricted Cash Equivalents (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and Cash Equivalents [Abstract]
Bank term deposits and bankers' acceptances	$ 1,987	$ 724
Cash	1,281	552
Cash and cash equivalents	3,268	1,276
Restricted cash equivalents included in prepaid expenses [note 15]	106	116
Cash, cash equivalents and restricted cash equivalents	$ 3,374	$ 1,392	$ 802